INCOME TAXES	9 Months Ended
Sep. 30, 2021
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense is the total of the current and deferred income taxes. Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable or receivable in respect of previous years. Deferred income tax is the tax asset or liability resulting from a difference in income recognition between enacted or substantively enacted local tax law and group IFRS accounting.
Income tax expense consisted of the following for the nine and three-month periods ended September 30:

	Nine-month period		Three-month period
	2021	2020	2021	2020
Current income taxes	261	299	89	162
Deferred income taxes	22	(65)	22	(59)
Income tax expense	283	234	111	103
Effective tax rate	43.2%	(133.7)%	46.6%	(18.2)%
The difference between the statutory tax rate in the Netherlands (25.0%) and the effective corporate income tax rate for the Group in the nine and three-month periods ending September 30, 2021 (43.2% and 46.6%, respectively) was primarily driven by a number of non-deductible expenses incurred by the Group in various countries, which are recorded in our consolidated income statement, as well as withholding taxes accrued for forecasted dividends from our operating companies.
The difference between the statutory tax rate in the Netherlands (25.0%) and the effective corporate income tax rate for the Group in the nine and three-month periods ending September 30, 2020 ((133.7)% and (18.2)%, respectively) was primarily driven by the recognition of non-deductible impairment losses in respect of our operating activities in Russia and Kyrgyzstan. In addition, the effective tax rate was impacted by a number of non-deductible expenses incurred by the Group in various countries, which are recorded in our consolidated income statement, as well as withholding taxes accrued and paid for dividends (forecasted and received) from our operating companies.